Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.0%
626,797	Schwab U.S. TIPS ETF	$ 38,629,499	9.0

	Total Exchange-Traded Funds
	(Cost $33,530,093)	38,629,499	9.0

MUTUAL FUNDS: 91.0%
	Affiliated Investment Companies: 91.0%
752,456	Voya Emerging Markets Index Portfolio - Class I	8,743,537	2.0
1,356,230	Voya International Index Portfolio - Class I	12,979,120	3.0
789,750	Voya RussellTM Mid Cap Index Portfolio - Class I	8,726,743	2.0
23,085,803	Voya U.S. Bond Index Portfolio - Class I	261,562,148	60.7
5,852,095	Voya U.S. Stock Index Portfolio - Class I	100,421,950	23.3

	Total Mutual Funds
	(Cost $325,790,474)	392,433,498	91.0

Total Investments in Securities (Cost $359,320,567)	$ 431,062,997	100.0
Liabilities in Excess of Other Assets	(10,608)	–
Net Assets	$ 431,052,389	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$38,629,499	$–	$–	$38,629,499
Mutual Funds	392,433,498	–	–	392,433,498
Total Investments, at fair value	$431,062,997	$–	$–	$431,062,997

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended September 30, 2020, where the following issuers were considered an affiliate:

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,326,416	$3,226,167	$(7,951,768)	$142,722	$8,743,537	$498,764	$(779,875)	$-
Voya International Index Portfolio - Class I	17,224,417	4,601,575	(7,821,815)	(1,025,057)	12,979,120	522,190	(422,971)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	12,906,139	5,638,669	(7,418,958)	(2,399,107)	8,726,743	205,193	153,590	1,885,839
Voya U.S. Bond Index Portfolio - Class I	256,202,871	46,045,723	(49,999,547)	9,313,101	261,562,148	5,118,293	455,237	1,369,405
Voya U.S. Stock Index Portfolio - Class I	86,755,352	34,138,850	(22,271,157)	1,798,905	100,421,950	262,976	1,449,301	3,859,333
	$386,415,195	$93,650,984	$(95,463,245)	$7,830,564	$392,433,498	$6,607,416	$855,282	$7,114,577

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $362,750,670.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$68,312,327
Gross Unrealized Depreciation	–
Net Unrealized Appreciation	$68,312,327